Fixed Assets, Net and Advances for Vessels Under Construction and Vessel Acquisition - Additional Information (Details) $ in Thousands	1 Months Ended			3 Months Ended			6 Months Ended	12 Months Ended
	May 31, 2026 item	Feb. 28, 2026 item t	Jan. 31, 2026 item t	Sep. 30, 2027 item	Sep. 30, 2026 item	Mar. 31, 2026 item	Jun. 30, 2026 USD ($) item t	Dec. 31, 2029 item	Dec. 31, 2028 item	Dec. 31, 2027 item	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 01, 2025 USD ($)	Feb. 03, 2025 USD ($)
Advances for Vessels under Construction and Vessel Acquisition
Capesize drybulk vessels | t							1,943,286
Number of vessels under construction							29
Number of Vessels Contracted for Construction							4
TEU of vessels contracted for construction							184,550
Supervision fee per new building vessel payable | $														$ 850
Seven 9200 TEU vessels
Advances for Vessels under Construction and Vessel Acquisition
Number of Vessels Contracted for Construction							7
TEU of vessels contracted for construction							9,200
Seven 8258 TEU vessels
Advances for Vessels under Construction and Vessel Acquisition
Number of Vessels Contracted for Construction							7
TEU of vessels contracted for construction							8,258
Two 7165 TEU vessels
Advances for Vessels under Construction and Vessel Acquisition
Number of vessels expected to be delivered				2
Number of Vessels Contracted for Construction							2				2
TEU of vessels contracted for construction							7,165				7,165
One 6014 TEU vessel
Advances for Vessels under Construction and Vessel Acquisition
Number of Vessels Contracted for Construction							1				1
TEU of vessels contracted for construction							6,014				6,014
Two 5300 TEU vessels
Advances for Vessels under Construction and Vessel Acquisition
Number of Vessels Contracted for Construction							2				2
TEU of vessels contracted for construction											5,300
Four 5300 TEU vessels
Advances for Vessels under Construction and Vessel Acquisition
Number of Vessels Contracted for Construction						4					4
TEU of vessels contracted for construction						5,300					5,300
Two 5000 TEU vessels
Advances for Vessels under Construction and Vessel Acquisition
Number of Vessels Contracted for Construction	2						2
TEU of vessels contracted for construction	5,000						5,000
Six 1800 TEU vessels
Advances for Vessels under Construction and Vessel Acquisition
Number of Vessels Contracted for Construction											6
TEU of vessels contracted for construction											1,800
Vessel under construction
Advances for Vessels under Construction and Vessel Acquisition
Interest expense capitalized | $							$ 16,300				$ 21,600
Manager
Advances for Vessels under Construction and Vessel Acquisition
Supervision fee per new building vessel payable | $							$ 850								$ 850
TEU container vessels | Vessel under construction
Advances for Vessels under Construction and Vessel Acquisition
Number of Vessels Contracted for Construction							29
Drybulk capesize vessel | 211,000 DWT
Advances for Vessels under Construction and Vessel Acquisition
Capesize drybulk vessels | t		211,000	211,000
Number of Vessels Contracted for Construction		4	4
Drybulk capesize vessel | Vessel under construction
Advances for Vessels under Construction and Vessel Acquisition
Number of Vessels Contracted for Construction							4
TEU Container Vessels And Drybulk Capesize Vessels | Vessel under construction
Advances for Vessels under Construction and Vessel Acquisition
Number of vessels under construction							4
Number of Vessels Contracted for Construction							29
Aggregate purchase price | $							$ 2,484,300
Payments for purchase price of construction assets | $							$ 284,300				$ 190,000	$ 174,500	$ 28,300
Forecast | Seven 9200 TEU vessels
Advances for Vessels under Construction and Vessel Acquisition
Number of vessels expected to be delivered									2	5
Forecast | Seven 8258 TEU vessels
Advances for Vessels under Construction and Vessel Acquisition
Number of vessels expected to be delivered					3					4
Forecast | Four 5300 TEU vessels
Advances for Vessels under Construction and Vessel Acquisition
Number of vessels expected to be delivered								3	1
Forecast | Six 1800 TEU vessels
Advances for Vessels under Construction and Vessel Acquisition
Number of vessels expected to be delivered								1	4	1